Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt
obligations other-than-
temporarily impaired
Ending balance - December 31, 2011	$265
Additions not previously recognized	6
Ending balance - December 31, 2012	$271

Schedule of Fair Value, Pooled Trust Preferred Securities [Table Text Block]
Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,302,536	$1,351,903
Fair value	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned	Ca	C	Ba2	C
Number of performing banks	48	27	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	2	2
Number of issuers in deferral	15	6	11	10
Defaults & deferrals as a % of performing collateral	51.28%	36.26%	21.05%	39.86%
Subordination:
As a % of performing collateral	-7.37%	-19.48%	33.21%	-12.77%
As a % of performing collateral - adjusted for projected future defaults	-14.22%	-27.93%	28.49%	-24.33%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 2 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 3 - issuer average	2.00%	2.20%	2.20%	3.10%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$36,600	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2012 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$23,096	$-	$23,096	$-
CMO and residential mortgage-backed securities	99,914	-	99,914	-
Municipal securities	63,073	-	63,073	-
Collateralized debt obligations	1,392	-	-	1,392
Total available-for-sale securities	$187,475	$-	$186,083	$1,392

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2011 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)
Estimated Fair Value
Measurements Using
Significant Unobservable
Inputs
(Level 3)
Available-for-sale
securities
Total realized/unrealized (losses)/gains, January 1, 2011	1,379
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	1,361

Total realized/unrealized (losses)/gains
Included in earnings	(6)
Included in other comprehensive income	37
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2012	$1,392

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2012 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$17,879	$-	$-	$17,879
Foreclosed real estate	425	-	-	425

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2011 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,457	-	-	2,457

Schedule of Carrying Amount and Fair Values of Financial Instruments [Table Text Block]

The following table shows carrying values and related estimated fair values of financial instruments as of the dates indicated. Estimated fair values are further categorized by the inputs used to measure fair value. Items that are not financial instruments are not included.

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2012		December 31, 2012 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$33,751	$33,751	$33,751	$-	$-
Securities available-for-sale	187,475	187,475	-	186,083	1,392
Loans held-for-sale	323	332	332	-	-
Loans receivable, net	428,560	429,733	-	-	429,733
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,483	2,483	-	2,483	-

Financial liabilities:
Non-interest bearing deposits	75,228	75,228	75,228	-	-
Interest bearing deposits	491,181	491,295	319,520	171,775	-
Repurchase agreements	16,298	16,310	10,131	6,179	-
Borrowed funds	33,207	33,658	207	33,451	-
Accrued interest payable	52	52	-	52	-

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2011		December 31, 2011 Using
			Quoted Prices in	Significant	Significant
			Active Markets for	Other Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$26,367	$26,367	$26,367	$-	$-
Securities available-for-sale	186,962	186,962	-	185,601	1,361
Loans held-for-sale	-	-	-	-	-
Loans receivable, net	393,396	394,385	-	-	394,385
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,554	2,554	-	2,554	-

Financial liabilities:
Non-interest bearing deposits	55,577	55,577	55,577	-	-
Interest bearing deposits	471,304	471,622	294,382	177,240	-
Repurchase agreements	15,395	15,407	8,722	6,685	-
Borrowed funds	36,618	37,270	617	36,653	-
Accrued interest payable	67	67	-	67	-